VIRTUS Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.5%
Communication Services—1.7%
Cogent Communications Holdings, Inc.	51,534	$ 3,419
Scholastic Corp.	66,684	2,686
		6,105

Consumer Discretionary—8.2%
Academy Sports & Outdoors, Inc.	145,500	5,733
Autoliv, Inc.	47,900	3,662
Carter’s, Inc.	56,739	5,219
Gentex Corp.	91,441	2,667
Leggett & Platt, Inc.	123,035	4,282
Penske Automotive Group, Inc.	26,690	2,501
Steven Madden Ltd.	55,116	2,130
Tempur Sealy International, Inc.	93,527	2,611
		28,805

Consumer Staples—4.9%
Calavo Growers, Inc.	85,932	3,132
Edgewell Personal Care Co.	152,049	5,576
Energizer Holdings, Inc.	190,911	5,872
PriceSmart, Inc.	25,581	2,018
Reynolds Consumer Products, Inc.	24,777	727
		17,325

Energy—6.1%
ChampionX Corp.(1)	164,300	4,022
Ovintiv, Inc.	258,394	13,971
World Fuel Services Corp.	126,441	3,419
		21,412

Financials—24.2%
American Financial Group, Inc.	24,042	3,501
Ameris Bancorp	71,756	3,149
AMERISAFE, Inc.	25,046	1,244
Bank of Hawaii Corp.	47,992	4,027
Cathay General Bancorp	96,402	4,314
Evercore, Inc. Class A	30,600	3,406
First Citizens BancShares, Inc. Class A	18,279	12,167
First Hawaiian, Inc.	183,634	5,122
First Interstate BancSystem, Inc. Class A	139,822	5,141
Horace Mann Educators Corp.	86,526	3,619
Jefferies Financial Group, Inc.	110,907	3,643
	Shares	Value

Financials—continued
Kemper Corp.	194,351	$ 10,989
Lazard, Ltd. Class A	100,368	3,463
Seacoast Banking Corp. of Florida	49,700	1,740
SEI Investments Co.	119,200	7,177
SLM Corp.	694,649	12,754
		85,456

Health Care—5.3%
Bruker Corp.	40,640	2,613
Owens & Minor, Inc.	177,353	7,807
Patterson Cos., Inc.	254,165	8,228
		18,648

Industrials—23.8%
AGCO Corp.	48,900	7,141
Barnes Group, Inc.	106,542	4,282
EMCOR Group, Inc.	85,156	9,591
EnerSys	99,428	7,414
EnPro Industries, Inc.	26,457	2,586
Federal Signal Corp.	61,700	2,082
Helios Technologies, Inc.	22,900	1,838
Herc Holdings, Inc.	26,500	4,428
Interface, Inc.	31,172	423
ITT, Inc.	36,983	2,781
KBR, Inc.	48,323	2,645
Lennox International, Inc.	37,900	9,773
Matthews International Corp. Class A	9,487	307
MillerKnoll, Inc.	125,082	4,323
nVent Electric plc	51,494	1,791
SKF AB Sponsored ADR	335,400	5,467
Stantec, Inc.	209,401	10,499
Tennant Co.	19,633	1,547
Toro Co. (The)	62,300	5,326
		84,244

Information Technology—11.6%
Dolby Laboratories, Inc. Class A	91,437	7,152
Littelfuse, Inc.	21,608	5,389
MKS Instruments, Inc.	48,358	7,254
National Instruments Corp.	122,755	4,983
Power Integrations, Inc.	158,893	14,726
Progress Software Corp.	34,805	1,639
		41,143

Materials—10.4%
AptarGroup, Inc.	99,213	11,658
Ashland Global Holdings, Inc.	80,746	7,946
Minerals Technologies, Inc.	81,573	5,396
	Shares	Value

Materials—continued
Neenah, Inc.	8,983	$ 356
RPM International, Inc.	141,950	11,561
		36,917

Real Estate—2.3%
Healthcare Realty Trust, Inc.	125,900	3,460
Physicians Realty Trust	268,483	4,709
		8,169

Total Common Stocks (Identified Cost $287,865)		348,224

Total Long-Term Investments—98.5% (Identified Cost $287,865)		348,224

Short-Term Investment—1.6%
Money Market Mutual Fund—1.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(2)	5,475,257	5,475
Total Short-Term Investment (Identified Cost $5,475)		5,475

TOTAL INVESTMENTS—100.1% (Identified Cost $293,340)		$353,699
Other assets and liabilities, net—(0.1)%		(288)
NET ASSETS—100.0%		$353,411

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	94%
Canada	3
Sweden	2
Bermuda	1
Total	100%
† % of total investments as of March 31, 2022.
See Notes to Schedule of Investments

VIRTUS Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$348,224	$348,224
Money Market Mutual Fund	5,475	5,475
Total Investments	$353,699	$353,699
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Schedule of Investments

VIRTUS CEREDEX SMALL-CAP VALUE EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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